NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Detailed Information of Operating Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	€ 30,998	€ 4,180	€ 3,718
Research Tax Credit
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	1,486	3,669	3,430
Subsidies and extinguishment of conditional advance (1)
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	4,968	383	42
Extinguishment Of Borrowings
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	4,895
Income from licenses or other contracts
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	194	128	246
Net gain on disposal of tangible assets
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	€ 24,351